Summary of material accounting policies - Useful lives of depreciable assets (Details)	12 Months Ended
Dec. 31, 2023
Buildings, plant and equipment | Bottom of range
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment	2 years
Buildings, plant and equipment | Top of range
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment	20 years
Mobile equipment | Bottom of range
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment	2 years
Mobile equipment | Top of range
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Light vehicles and other mobile equipment | Bottom of range
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment	2 years
Light vehicles and other mobile equipment | Top of range
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Furniture, computer and office equipment | Bottom of range
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment	2 years
Furniture, computer and office equipment | Top of range
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years